Loan Payable to Third Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Aug. 01, 2024	Dec. 31, 2023	Dec. 22, 2022	Dec. 16, 2022	Dec. 17, 2021
Loan payable to third parties	$ 1,027,734		$ 3,522,521
Loan payable to third parties -long term	2,223,000				$ 3,395,861
Original issue discount	$ 140,000
Debt Instrument, Interest Rate	105.00%			6.00%		6.00%
Unsecured promissory note, principal amount						$ 7,000,000.0
Promissory note agreement
Original issue discount	$ 20,000
Debt Instrument, Interest Rate		7.00%
Unsecured promissory note, principal amount		$ 2,160,000
Gross proceeds	$ 2,000,000